COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 2,209,000,000
Guarantor Obligations [Line Items]
Oustanding debt	1,850,531,000	1,910,464,000
Outstanding debt, consolidated and unconsolidated entities	3,100,000,000	3,300,000,000
Contractual commitments under newbuilding contracts	213,000,000	275,600,000
Parent [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,800,000,000
Equity-accounted subsidiaries [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,300,000,000
SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Ownership percentage (in hundredths)	100.00%
Term loan facility, amount outstanding	1,300,000,000	1,400,000,000
Financial Guarantee [Member] | Rig Finance II [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	20,000,000
Financial Guarantee [Member] | SFL Corte Real Limited [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	54,800,000	56,900,000
Financial Guarantee [Member] | SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	$ 270,000,000	$ 280,000,000